UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

                Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):

                           /__/  is a restatement.
                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jacob Asset Management of New York, LLC
Address: 507 Paseo de la Playa
         Redondo Beach, CA  90277

Form 13F File Number:  28-10765


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ryan I. Jacob
Title: Manager, Chief Executive Officer and Managing Member
Phone: (310) 421-4943

Signature, Place, and Date of Signing:

/s/RYAN I. JACOB
RYAN I. JACOB
Redondo Beach, CA
11/14/07

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


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                             Form 13F Summary Page

Report Summary:


Number of Other Included Managers:

     NONE

Form 13F Information Table Entry Total:

     38

Form 13F Information Table Value Total:

   $ 74,317 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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                     JACOB ASSET MANAGEMENT OF NEW YORK, LLC
                   FORM 13F INFORMATION TABLE AS OF 9/30/2007

(COLUMN 1)                      (COLUMN 2)  (COLUMN 3)  (COLUMN 4)  (COLUMN 5)     (COLUMN 6)  (COLUMN 7)     (COLUMN 8)

NAME OF                          TITLE OF                VALUE      SHRS OR        INVESTMENT    OTHER     VOTING AUTHORITY
ISSUER                           CLASS      CUSIP       (X$1000)    PRN AMT*       DISCRETION   MANAGERS       (SOLE)

ADOBE SYSTEMS INC                COMMON     00724F101      41         1,000             X                        1,000
AGILE SOFTWARE CORP              COMMON     00846X105   2,579       419,351             X                      419,351
AIRSPAN NETWORKS                 COMMON     00950H102   2,286       617,900             X                      617,900
AKAMAI TECHNOLOGIES              COMMON     00971T101       2        90,304             X                       90,304
APPLE COMPUTER INC               COMMON     037833100   4,242        50,000             X                       50,000
AUTOBYTEL.COM INC                COMMON     05275N106   3,495       998,573             X                      998,573
BAIDU.COM                        COMMON     056752108   2,705        24,000             X                       24,000
CNET NETWORKS INC                COMMON     12613R104   1,845       203,000             X                      203,000
CTRIP.COM INTERNATIONAL ADR      COMMON     22943F100   1,312        21,000             X                       21,000
DELTATHREE.COM INC CL A          COMMON     24783N102     677       537,240             X                      537,240
DIGITAL RIVER, INC               COMMON     25388B104     938        16,821             X                       16,821
E*TRADE FINANCIAL CORPORATION    COMMON     269246104   2,242       100,000             X                      100,000
EBAY INC                         COMMON     278642103      30         1,000             X                        1,000
ELECTRONIC ARTS                  COMMON     285512109      65         1,300             X                        1,300
GOOGLE INC.                      COMMON     38259P508   5,065        11,000             X                       11,000
HOLLYWOOD MEDIA CORP             COMMON     436233100   3,030       719,700             X                      719,700
INFOSPACE INC                    COMMON     45678T201   4,364       212,790             X                      212,790
INTERWOVEN INC                   COMMON     46114T508     937        63,900             X                       63,900
JUPITERMEDIA CORP                COMMON     48207D101     929       117,255             X                      117,255
MACROVISION CORP                 COMMON     555904101     933        33,000             X                       33,000
MONSTER WORLDWIDE INC            COMMON     611742107   2,197        47,100             X                       47,100
MOVE INC.                        COMMON     62458M108       8         1,473             X                        1,473
NAPSTER INC                      COMMON     630797108   4,218     1,161,988             X                    1,161,988
NEWS CORP INC - CL A             COMMON     65248E104   2,578       120,000             X                      120,000
NOVELL INC                       COMMON     670006105     400     2,480,000             X                    2,480,000
OPENWAVE SYSTEMS INC             COMMON     683718308   2,507       271,653             X                      271,653
RED HAT INC                      COMMON     756577102   3,220       140,000             X                      140,000
SOHU.COM INC                     COMMON     83408W103   4,500       187,500             X                      187,500
SUMTOTAL SYSTEMS INC             COMMON     866615107   1,852       306,088             X                      306,088
SUN MICROSYSTEMS INC             COMMON     866810104   1,745       322,000             X                      322,000
TD AMERITRADE HOLDING CORP       COMMON     87236Y108   1,679       103,800             X                      103,800
THQ INC                          COMMON     872443403      70         2,143             X                        2,143
TAKE-TWO INTERACTIVE SOFTWARE    COMMON     874054109   3,162       178,068             X                      178,068
THE STREET.COM INC               COMMON     88368Q103     965       108,449             X                      108,449
YAHOO! INC                       COMMON     984332106      64     4,195,558             X                    4,195,558
CDC CORP CL A                    COMMON     G2022L106   3,881       408,513             X                      408,513
SINA CORP                        COMMON     G81477104   1,851        64,500             X                       64,500
ALVARION LIMITED                 COMMON     M0861T100   1,703       253,400             X                      253,400

* All of the securities listed within this column are stated in SH.

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